Long-Term Debt - Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of open reducing credit facilities	6
Number of credit facilities with reducing revolving credit component and term bank loan component, with balloon payments due at maturity between December 2015 and February 2019	2
Unused amount	0	0
Credit facility
Fixed interest rate portion	42,688
Revolving Credit Facility
Libor plus spread minimum	0.92%	1.48%
Libor plus spread maximum	5.19%	5.69%